As filed with the Securities and Exchange Commission on June 9, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22861

PINE GROVE ALTERNATIVE FUND
452 Fifth Avenue, 26th Floor
New York, NY  10018
212-649-6600

Matthew Stadtmauer, Chief Executive Officer
Pine Grove Alternative Institutional Fund
452 Fifth Avenue, 26th Floor
New York, NY  10018

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – March 31, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

Pine Grove Alternative Fund

Annual Report

March 31, 2016

Pine Grove Alternative Fund
Statement of Assets and Liabilities
As of March 31, 2016

ASSETS

Total investments, at fair value (Cost $7,799,953)	$7,068,729
Cash	379,185
Receivable for redemption from Master Fund	257,712
Prepaid expenses	16,343
Total Assets	7,721,969

LIABILITIES

Subscriptions received in advance	366,030
Repurchase of shares payable	724,735
Payable to Investment Adviser	27,087
Accrued Liabilities:
Shareholder servicing fees	15,371
Fund services fees	54
Shareholder report expense	2,145
Other expenses	10,301
Total Liabilities	1,145,723

NET ASSETS	$6,576,246

COMPONENTS OF NET ASSETS
Paid-in capital	$7,469,265
Distributions in excess of net investment income	(60,468)
Accumulated net realized loss on investments	(101,327)
Net unrealized depreciation on investments	(731,224)
NET ASSETS	$6,576,246

SHARES OUTSTANDING (100,000 shares authorized, $0.001 par value)	7,154.35

NET ASSET VALUE PER SHARE	$919.20

See Accompanying Notes to Financial Statements. 1

Pine Grove Alternative Fund
Schedule of Investments
As of March 31, 2016

				Fair Value as a % of
Portfolio Holding	Shares	Cost	Fair Value	Net Assets
Mutual Fund
Pine Grove Alternative Institutional Fund ("Master Fund")	7,504	$7,704,947	$6,973,703	106.0%
JPMorgan Liquidity Funds – US Dollar Treasury Liquidity Fund	9	95,006	95,026	1.4
Total Investments		$7,799,953	$7,068,729	107.4%
Other Assets & Liabilities, Net			(492,483)	(7.4)
Net Assets			$6,576,246	100.0%

See Accompanying Notes to Financial Statements. 2

Pine Grove Alternative Fund
Statement of Operations
Year Ended March 31, 2016

Investment Income
Dividends from Master Fund	$22,912
Total investment income	22,912

Expenses
Trustees' fees and expenses	6,000
Professional fees	33,447
Shareholder servicing fee	68,432
Fund services fees	631
Registration fees	10,913
Shareholder report expense	17,249
Interest expense	83
Miscellaneous expenses	3,157
Total expenses	139,912
Expenses reimbursed by Investment Adviser	(71,171)
Net expenses	68,741

NET INVESTMENT LOSS	(45,829)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss on investments	(101,347)
Net change in unrealized depreciation on investments	(553,252)
Net realized and unrealized loss from investments	(654,599)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(700,428)

See Accompanying Notes to Financial Statements. 3

Pine Grove Alternative Fund
Statements of Changes in Net Assets

	Year Ended March 31, 2016	Year Ended March 31, 2015
OPERATIONS
Net investment income (loss)	$(45,829)	$81,608
Net realized gain (loss) on investments	(101,347)	2,376
Net change in unrealized appreciation (depreciation) on investments	(553,252)	(183,869)
Decrease in net assets resulting from operations	(700,428)	(99,885)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-	(107,124)

CAPITAL SHARE TRANSACTIONS
Sale of shares	1,535,000	7,219,215
Reinvestment of distributions	-	99,239
Repurchase of shares	(1,925,352)	-
Increase (decrease) in net assets resulting from capital share transactions	(390,352)	7,318,454
Increase (decrease) in net assets	(1,090,780)	7,111,445

NET ASSETS
Beginning of year	7,667,026	555,581
End of year (including distributions in excess of net investment income of $(60,468) and $18,558, respectively)	$6,576,246	$7,667,026

SHARE TRANSACTIONS
Beginning of year	7,656.06	540.64
Sale of shares	1,534.78	7,016.02
Reinvestment of distributions	-	99.40
Repurchase of shares	(2,036.49)	-
End of year	7,154.35	7,656.06

See Accompanying Notes to Financial Statements. 4

Pine Grove Alternative Fund
Statement of Cash Flows
Year Ended March 31, 2016

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(700,428)
Adjustments to reconcile net decrease in net assets from
operations to net cash used in operating activities:
Purchase of investments	(1,637,361)
Proceeds from sale of investments	1,545,919
Net realized loss from sale of investments	101,347
Net change in unrealized depreciation on investments	553,252
Change in operating assets and liabilities:
Receivable for redemption from Master Fund	(257,712)
Prepaid expenses	(1,271)
Expense reimbursement from Investment Adviser	39,974
Payable to Investment Adviser	27,087
Fund services fees payable	2
Shareholder report expense payable	662
Custodian fees payable	(1,500)
Shareholder servicing fees payable	312
Other expenses payable	3,392
Net Cash Used In Operating Activities	(326,325)

Cash Flows From Financing Activities
Sale of shares	1,901,030
Redemption of shares	(1,200,617)
Net Cash Provided By Financing Activities	700,413

Net Increase in Cash	$374,088

Cash - Beginning of Year	5,097

Cash - End of Year	$379,185

See Accompanying Notes to Financial Statements. 5

Pine Grove Alternative Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Year Ended March 31, 2016		Year Ended March 31, 2015		January 1, 2014(a) through March 31, 2014
NET ASSET VALUE, Beginning of Period	$ 1,001.43		$ 1,027.64		$ 1,000.00
INVESTMENT OPERATIONS
Net investment income (loss) (b)	(5.47)		16.10		(1.28)
Net realized and unrealized gain (loss)	(76.76)		(25.98)		28.92
Total from investment operations	(82.23)		(9.88)		27.64

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	-		(16.33)		-

NET ASSET VALUE, End of Period	$ 919.20		$ 1,001.43		$ 1,027.64

TOTAL RETURN	(8.21)%		(0.96)%		2.76	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 6,576		$ 7,667		$ 556
Ratios to Average Net Assets:
Net investment income (loss) (e)	(0.57)%		1.58%		(0.50)	%(d)
Net expense (e)(f)	0.85%		0.83%		0.50	%(d)
Gross expense (e)(g)	1.73%		3.39%		66.52	%(d)
PORTFOLIO TURNOVER RATE	19	%(h)	0	%(h)	0	%(c)(h)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Does not include the expenses of the Master Fund in which the Feeder Fund invests.
(f)
The net expenses of the Master Fund, which are paid by the Master Fund, represents 1.55%, 1.50% and 1.50%, respectively, of average net assets for the Feeder Fund.  The net expense ratio for the Feeder Fund, including the applicable Master Fund expenses is 2.40%, 2.33% and 1.98%, respectively.

(g)	Reflects the expense ratio excluding expense reimbursements by the Investment Adviser.
(h)	Reflects the subscriptions and redemptions of the Feeder Fund in the Master Fund.

See Accompanying Notes to Financial Statements. 6

Pine Grove Alternative Fund
Notes to Financial Statements
March 31, 2016

Note 1. Organization
Pine Grove Alternative Fund (the "Feeder Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the "Trust"), formed on June 21, 2013.  The Feeder Fund is offering on a continuous basis up to 100,000 shares of beneficial interest at net asset value per share.  The Feeder Fund's investment objective is to seek long-term capital appreciation.  The Feeder Fund pursues its investment objective through investing substantially all of its assets in Pine Grove Alternative Institutional Fund (the "Master Fund").  As of March 31, 2016, the Feeder Fund represented 9.9% of the Master Fund's net assets.  The Feeder Fund commenced operations on January 1, 2014.
The investment adviser of the Feeder Fund and the Master Fund is FRM Investment Management (USA) LLC (formerly known as Pine Grove Asset Management LLC) (the "Investment Adviser"), a registered investment adviser with the U.S. Securities Exchange Commission ("SEC") and a registered commodity pool operator with the Commodity Futures Trading Commission ("CFTC").  The Board of Trustees (the "Board" and each member a "Trustee") of the Feeder Fund and the Master Fund supervises the conduct of the Feeder Fund's and Master Fund's affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Feeder Fund's and Master Fund's day-to-day investment activities.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") and follow the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Feeder Fund:
Investment in Master Fund – The Feeder Fund records its investment in the Master Fund at fair value which is represented by the Feeder Fund's shares held in the Master Fund valued at the net asset value per share.  Valuation of the investments held by the Master Fund is discussed in the notes to the Master Fund's financial statements which are attached and are an integral part of these financial statements.  Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant policies that affect the Feeder Fund.

Pine Grove Alternative Fund
Notes to Financial Statements
March 31, 2016

Security Valuation – The Feeder Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Feeder Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The following table sets forth information about the level within the fair value hierarchy at which the Feeder Fund's investments, other than the Master Fund, are measured at March 31, 2016:
	Level 1	Level 2	Level 3	Total
Mutual Fund	$-	$95,026	$-	$95,026

There were no transfers between Level 1, Level 2 and Level 3 for the year ended March 31, 2016.
Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expense, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.
The net realized gain or losses from investments are recorded when the Feeder Fund redeems or partially redeems its interest in the investments or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the first-in, first-out method of investments sold.
Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Feeder Fund will be reinvested in additional shares of the Feeder Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income

Pine Grove Alternative Fund
Notes to Financial Statements
March 31, 2016

tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Feeder Fund, timing differences and differing characterizations of distributions made by the Feeder Fund.
Federal Taxes – The Feeder Fund's tax year is October 31, 2015. The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Feeder Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Feeder Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Feeder Fund did not incur any interest or penalties.
The Feeder Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Feeder Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2016, that would require recognition, de-recognition or disclosure.  The Feeder Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Feeder Fund's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Feeder Fund is subject to income tax examinations by taxing authorities for the period since its inception.
Commitments and Contingencies – In the normal course of business, the Feeder Fund enters into contracts that provide general indemnifications by the Feeder Fund to the counterparty to the contract. The Feeder Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Feeder Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Risks
An investment in the Feeder Fund should be considered a speculative investment that entails a high degree of risk. It is possible that an investor may lose some or all of its investment and that the Feeder Fund may not achieve its investment objective. The Feeder Fund is classified as non-diversified and may

9
Pine Grove Alternative Fund
Notes to Financial Statements
March 31, 2016

invest a significant portion of its assets in the Master Fund and the Feeder Fund may be susceptible to the economic and regulatory factors affecting the Master Fund and/or the fund industry.
The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Feeder Fund's knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Feeder Fund's Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Feeder Fund performs. Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.
Note 4. Management Fees and Other Expenses
Management Fees – The Feeder Fund does not incur a separate management fee, but is subject to the Master Fund's management fee.  The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Master Fund's month-end net asset value.
Shareholder Servicing Fees – The Feeder Fund pays Atlantic (as defined below) and Atlantic pays each broker-dealer that is a member of the Financial Industry Regulatory Authority ("FINRA") and enters into a shareholder servicing agreement with Atlantic (collectively, "Service Agents"), a monthly shareholder servicing fee of 0.070833% (0.85% on an annualized basis) of the net asset value of the outstanding shares attributable to the clients of the Service Agent who are invested in the Feeder Fund through the Service Agent.  The shareholder servicing fees expense for the year ended March 31, 2016 was $68,432.
Expenses – The Investment Adviser has agreed to reimburse the Feeder Fund's and the Master Fund's other expenses (other than shareholder servicing fees, extraordinary expenses and investment related expenses such as foreign country tax expense and interest expense on amounts borrowed by the Master Fund and the Feeder Fund) to the extent necessary in order to cap the Feeder Fund's other expenses at 0.60%. For the year ended March 31, 2016, expenses reimbursed were $71,171.

For a period of five years subsequent to the Feeder Fund's commencement of operations, the Investment Adviser may recover from the Feeder Fund expenses reimbursed during the prior three years if the Feeder Fund's other expenses, including the recovered expenses, fall below the expense cap. As of March 31, 2016, the following amounts are subject to recapture by the Investment Adviser:

10
Pine Grove Alternative Fund
Notes to Financial Statements
March 31, 2016

Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$41,747	March 31, 2017	$-
March 31, 2015	132,157	March 31, 2018	-
March 31, 2016	71,171	March 31, 2019	-

Distribution – Foreside Fund Services, LLC serves as the Feeder Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Investment Adviser or with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Custodian – J.P. Morgan Chase Bank, N.A. (the "Custodian") serves as the Feeder Fund's independent custodian of its investments in the Master Fund.  The Feeder Fund is subject to credit risk to the extent any brokers with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Feeder Fund's management monitors the financial condition of such brokers and does not anticipate any losses from the Custodian.
Administrator – The Feeder Fund does not incur an administrative fee, but the Feeder Fund, as an investor in the Master Fund, will bear its proportionate share of the Master Fund's administrative fee.  Atlantic provides fund accounting, fund administration, and transfer agency services to the Master Fund and the Feeder Fund. The Master Fund pays Atlantic a fee for its services (collectively, "Fund Services Fees") as provided in the administrative agreement.
Trustees and Officers – The Feeder Fund pays the Trustees, who are not "interested persons" (as defined in the 1940 Act) of the Master Fund or Feeder Fund (the "Independent Trustees"), each an annual retainer fee of $2,000 for services to the Feeder Fund.  Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as an Independent Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Feeder Fund is compensated by the Feeder Fund.
Note 5.  Security Transactions
The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the year ended March 31, 2016, were $1,517,357 and $1,520,919, respectively.
11

Pine Grove Alternative Fund
Notes to Financial Statements
March 31, 2016

Note 6.  Offering of Fund Shares; Repurchase Offers
Feeder Fund shares may be purchased by investors who meet certain eligibility requirements set forth in the Feeder Fund's current prospectus as of the first business day of each calendar month; however, Feeder Fund shares may be offered more or less frequently as determined by the Board in its sole discretion. Feeder Fund shares are sold at the current net asset value per share. Generally, the minimum initial investment in the Feeder Fund is $25,000 and the minimum additional investment is $10,000.  The Feeder Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.
The Feeder Fund may repurchase Feeder Fund shares from shareholders from time to time as determined by the Board in its sole discretion.
Note 7. Federal Income Tax
Distributions during the tax year as noted were characterized for tax purposes as follows:
Ordinary Income
October 31, 2015	$107,124

As of October 31, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:
Capital and other losses	$(74,808)
Unrealized depreciation	(513,924)
Total	$(588,732)

The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent that these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Accordingly the following permanent differences, primarily due to tax adjustments related to a taxable over distribution, registered investment companies and non-deductible start-up costs, have been reclassified with the capital accounts during the tax year ended October 31, 2015. These reclassifications have no effect on net assets.

12
Pine Grove Alternative Fund
Notes to Financial Statements
March 31, 2016

Paid-in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(1,563)	$3,919	$(2,356)
Qualified late year losses are deemed to arise on the first business day of the Feeder Fund's next taxable year.  For the taxable year ended October 31, 2015, the Feeder Fund incurred, and elected to defer late year ordinary losses of $56,566.
The Feeder Fund has $18,242 of available long-term capital loss carryforwards that have no expiration date.
As of March 31, 2016, the cost of investments for federal income tax purposes is $7,806,554. The related net unrealized depreciation consists of the following:
Gross Unrealized Appreciation	$20
Gross Unrealized Depreciation	(737,845)
Net Unrealized Depreciation	$(737,825)

Note 8. Recent Accounting Pronouncement
In August 2014, the FASB issued ASU 2014-15 – Presentation of Financial Statements – Going Concern (Subtopic 205-40). The pronouncement determines management's responsibility regarding assessment of the Feeder Fund's ability to continue as a going concern, even if the Feeder Fund's liquidation is not imminent. Currently, no similar guidelines exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Feeder Fund's ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Feeder Fund will be unable to meet its obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management's plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however early adoption is permitted. The Investment Adviser is currently evaluating the impact the update will have on the Feeder Fund's financial statements.
Note 9. Subsequent Events
On May 11, 2016, the Board approved a Plan of Liquidation and Dissolution of the Feeder Fund (the "Plan"). In connection with the liquidation of the Feeder Fund, the Board has authorized a final tender

13
Pine Grove Alternative Fund
Notes to Financial Statements
March 31, 2016

wherein the Feeder Fund will offer to repurchase any outstanding shares in exchange for cash. The final tender offer commenced on May 23, 2016, with a valuation date of September 30, 2016. Shortly after September 30, 2016, the Feeder Fund intends to make an in-kind distribution to any remaining shareholders of the Feeder Fund's assets, which are expected to consist entirely of a new class of shares of beneficial interest of the Master Fund with the same fee structure as the Feeder Fund. Thereafter, the Feeder Fund will be terminated and dissolved.
On February 19, 2016, the Feeder Fund announced a tender offer (the "Offer") to purchase up to 20% of the net assets of the Feeder Fund from shareholders. The net asset value ("NAV") of the units will be calculated for this purpose as of June 30, 2016. The Offer expired on May 31, 2016. Approximately $269,572 (based on the April 30, 2016 NAV) was validly tendered and not withdrawn prior to the expiration of the Offer, and was accepted for purchase in accordance with the terms of the Offer by the Feeder Fund.

The Feeder Fund has evaluated all subsequent events through May 31, 2016, the date that these financial statements were issued. The Feeder Fund recorded an additional $366,030 in subscriptions, which is reflected on the Statement of Assets and Liabilities as subscriptions received in advance, as of March 31, 2016 for a subscription date of April 1, 2016.

14

Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Pine Grove Alternative Fund

We have audited the accompanying statement of assets and liabilities of Pine Grove Alternative Fund (the Feeder Fund) as of March 31, 2016, and the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Feeder Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period from January 1, 2014 (commencement of operations) through March 31, 2014, were audited by other auditors whose report dated May 28, 2014, expressed an unqualified opinion on such financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Feeder Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Feeder Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of the investment in Pine Grove Alternative Institutional Fund (the Master Fund) as of March 31, 2016, by correspondence with the transfer agent of the Master Fund. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pine Grove Alternative Fund at March 31, 2016, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

Grand Cayman, Cayman Islands
May 31, 2016

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Pine Grove Alternative Fund
Additional Information (Unaudited)
March 31, 2016

Proxy Voting Information
A description of the policies and procedures that the Feeder Fund uses to determine how to vote proxies relating to securities held in the Feeder Fund's portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Feeder Fund's proxy voting record for the most recent year ended June 30, 2015 is available, without charge and upon request by calling (855) 699-3103 and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Feeder Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Stadtmauer is considered an Interested Trustee due to his affiliation with the Investment Adviser. The Fund Complex includes closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser.  The Master Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 699-3103.

16
Pine Grove Alternative Fund
Additional Information (Unaudited)
March 31, 2016

Name and Year of Birth	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees:
Jonathan Morgan Born: 1963	Trustee	Since 2013	Principal, Sound Fund Advisors LLC, since 2011; Global Head of Research, Alternative Investments, UBP Asset Management, LLC ("UBP"), 2009 – 2011; Managing Director, Barclays Global Investors, 2005 – 2009.	2	None.
Boris Onefater Born: 1967	Trustee	Since 2013	Managing Partner and CEO, Constellation Advisers LLC, since 2008.	2	None. Formerly, served as Director to funds advised by Dreman Value Management, LLC.
Mattia Auriemma Born: 1973	Trustee	Since 2014	Fund Director/Principal, HighWater Limited, since 2012; Head of Operational Due Diligence/Senior Managing Director, UBP Asset Management, LLC, 2009 – 2012.	2	None.
Interested Trustee:
Matthew Stadtmauer Born: 1973	President, Chief Executive Officer and Trustee	Since 2013	Head of US Wealth Sales, of FRM Investment Management (USA) LLC, since October 2015; President of FRM Investment Management (USA) LLC, February 2015 – October 2015; Managing Member and President of Pine Gove Asset Management, LLC, 2010 – 2015; formerly, Chief Marketing Officer, 2002 – 2008 and Chief Executive Officer, 2008 – 2010 of UBP Asset Management LLC.	2	None.
(1)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

17
Pine Grove Alternative Fund
Additional Information (Unaudited)
March 31, 2016

Name and Year of Birth	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers who are Not Trustees:
Linzie Steinbach Born: 1980	Treasurer and Chief Financial Officer	Since 2015	Fund Controller at FRM USA since April 2015; Senior Vice President and Controller, Bank of America, 2007 – March 2015.
Adam R. Waldstein Born: 1981	Vice President and Secretary	Since 2015	Associate Counsel, Atlantic since 2015; Contract Attorney, 2010 – 2015.
Nadine Le Gall Born: 1970	Chief Compliance Officer	Since 2014	Head of Compliance Americas of Man, 2010 – present; Chief Compliance Officer of GLG U.S., 2008 – present.

18

Pine Grove Alternative Fund

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Master and Feeder Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Master and Feeder Funds' risks, objectives, fees and expenses experience of its management, and other information.

218-ANR2-0316

Man | FRM

Pine Grove Alternative Institutional Fund

Annual Report

March 31, 2016

Pine Grove Alternative Institutional Fund
Statement of Assets and Liabilities
As of March 31, 2016

ASSETS

Total investments, at fair value (Cost $75,462,008)	$72,185,225
Cash	1,034,366
Subscriptions in Private Investment Funds paid in advance	1,350,000
Receivable from investments sold	11,956,362
Prepaid expenses	32,419
Total Assets	86,558,372

LIABILITIES

Repurchase of shares payable	15,282,885
Subscriptions received in advance	725,000
Accrued Liabilities:
Management fees	153,841
Fund services fees	8,684
Other expenses	99,835
Total Liabilities	16,270,245

NET ASSETS	$70,288,127

COMPONENTS OF NET ASSETS
Paid-in capital	$78,478,534
Distributions in excess of net investment income	(2,563,207)
Accumulated net realized loss on investments	(2,350,417)
Net unrealized depreciation on investments	(3,276,783)
NET ASSETS	$70,288,127

SHARES OUTSTANDING (200,000 shares authorized, $0.001 par value)	75,633.63

NET ASSET VALUE PER SHARE	$929.32

See Accompanying Notes to Financial Statements. 1

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of March 31, 2016

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Private Investment Funds
Credit Long/Short
Anchorage Capital Partners Offshore, Ltd.	3,214	$3,402,765	$3,415,156	4.9%	Quarterly	60
Aristeia International Limited	3,568	3,852,119	3,422,896	4.9	Annually	90
Candlewood Puerto Rico SP	725	725,000	633,935	0.9	Quarterly	180
Candlewood Structured Credit Harvest Fund Ltd	248	3,158,273	3,130,625	4.5	Quarterly	90
Fir Tree Capital Opportunity Fund II, Ltd.	56	873,499	765,755	1.1	Quarterly/ Annually	60
Halcyon Offshore Asset-Backed Value Fund Ltd.	588	1,338,631	1,356,778	1.9	Quarterly	90
King Street Capital, Ltd.	16,246	2,529,276	2,536,490	3.6	Quarterly	65
LibreMax Offshore Fund, Ltd.	2,548	3,302,181	3,223,033	4.6	Quarterly	90
Metacapital Mortgage Value Fund, Ltd.	2,863	3,307,396	3,147,434	4.5	Quarterly	60
Serengeti Segregated Portfolio Company Ltd	171	174,517	185,675	0.3	Annually	85
Silver Point Capital Offshore Fund, Ltd.	364	3,650,503	3,567,880	5.1	Annually	90
Sound Point Beacon Offshore Fund, Ltd.	3,042	3,065,794	2,975,029	4.2	Semi-Annually	90
Southpaw Credit Opportunity Fund (FTE) Ltd	22,302	2,598,410	2,500,845	3.5	Quarterly	60
Tilden Park Offshore Investment Fund Ltd	1,550	2,952,344	2,829,002	4.0	Quarterly	90
Tourmalet Matawin Offshore Fund, L.P.	70,016	69,008	73,502	0.1	Other*
Whitebox Credit Fund, Ltd.	2,631	3,072,878	2,925,899	4.1	Quarterly	60
Wingspan Overseas Fund, Ltd.	1,650	1,650,000	1,177,498	1.7	Quarterly	90
		39,722,594	37,867,432	53.9

Equity Long/Short
Gotham Targeted Neutral, Ltd.	1,750	1,750,000	1,625,623	2.3	Monthly	30
Port Meadow Fund	2,000	2,000,000	1,955,900	2.8	Quarterly	60
Tourbillon Global Equities Ltd	700	700,000	587,564	0.8	Quarterly	60
		4,450,000	4,169,087	5.9

See Accompanying Notes to Financial Statements. 2

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of March 31, 2016

				Fair Value	Redemptions
Portfolio Funds	Shares	Cost	Fair Value	as a % of Net Assets	Permitted	Notice Period (Days)

Relative Value
Astellon Special Opportunities Fund	17,721	$2,502,119	$2,409,745	3.4%	Monthly	60
Basso Investors Ltd	2,036	3,969,919	4,005,479	5.7	Quarterly	60
Jet Capital Concentrated Offshore Fund, Ltd.	4,154	4,153,527	3,871,328	5.5	Monthly	30
Paulson International Ltd	20,000	2,000,000	1,701,562	2.4	Monthly	60
Pentwater Equity Opportunities Fund Ltd	2,668	2,668,303	2,200,437	3.1	Monthly	90
PSAM Merger Fund Limited	1,770	1,715,117	1,785,493	2.6	Monthly	30
PSAM WorldArb Fund Limited	10,147	3,418,242	3,266,860	4.7	Monthly	45
Sensato Asia Pacific Offshore Fund, Ltd.	2,415	2,414,716	2,281,729	3.3	Monthly	60
Whitebox Relative Value Fund, Ltd.	2,382	3,419,015	3,592,527	5.1	Quarterly	60
		26,260,958	25,115,160	35.8

Other
Harbringer Class L Holdings (Cayman), Ltd.	1	2,095	3,116	-	Other*
Harbringer Class PE Holdings (Cayman), Ltd.	74	28,113	31,103	-	Other*
		30,208	34,219	-
Total Private Investment Funds		$70,463,760	$67,185,898	95.6%

Mutual Fund
JPMorgan Liquidity Funds – US Dollar Treasury Liquidity Fund	493	4,998,248	4,999,327	7.1

Total Investments		$75,462,008	$72,185,225	102.7%
Other Assets & Liabilities, Net			(1,897,098)	(2.7)%
Net Assets			$70,288,127	100.0%
* The private investment funds do not have set redemption time frames but are liquidating investments and making distributions as underlying investments are sold.
See Accompanying Notes to Financial Statements. 3

Pine Grove Alternative Institutional Fund
Schedule of Investments
As of March 31, 2016

Portfolio Holdings (% of Net Assets)
Private Investment Funds
Credit	53.9%
Equity Long/Short	5.9
Relative Value	35.8
Other	0.0
Mutual Fund	7.1
Other Assets and Liabilities, Net	(2.7)
Total	100.0%
See Accompanying Notes to Financial Statements. 4

Pine Grove Alternative Institutional Fund
Statement of Operations
Year Ended March 31, 2016

Investment Income
Interest income	$121
Total investment income	121

Expenses
Management fees	866,733
Expense reimbursement recouped by Investment Adviser	40,106
Fund services fees	119,635
Trustees' fees and expenses	54,252
Professional fees	219,531
Custodian fees	23,616
Registration fees	26,357
Interest expense (Note 7)	29,561
Miscellaneous expenses	94,005
Total expenses	1,473,796

NET INVESTMENT LOSS	(1,473,675)

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Net realized loss on investments	(847,857)
Net change in unrealized depreciation on investments	(5,231,957)
Net realized and unrealized loss from investments	(6,079,814)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$(7,553,489)
See Accompanying Notes to Financial Statements. 5

Pine Grove Alternative Institutional Fund
Statements of Changes in Net Assets

	Year Ended March 31, 2016	Year Ended March 31, 2015
OPERATIONS
Net investment loss	$(1,473,675)	$(1,183,286)
Net realized gain (loss) on investments	(847,857)	477,033
Net change in unrealized appreciation (depreciation) on investments	(5,231,957)	346,039
Increase (decrease) in net assets resulting from operations	(7,553,489)	(360,214)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(282,661)	(1,619,262)
Realized gains	-	(30,732)
Decrease in net assets resulting from distributions to shareholders	(282,661)	(1,649,994)

CAPITAL SHARE TRANSACTIONS
Sale of shares	28,170,645	38,674,005
Reinvestment of distributions	200,582	1,516,661
Repurchase of shares	(44,064,029)	(2,627,895)
Increase (decrease) in net assets resulting from capital share transactions	(15,692,802)	37,562,771
Increase (decrease) in net assets	(23,528,952)	35,552,563

NET ASSETS
Beginning of year	93,817,079	58,264,516
End of year (including distributions in excess of net investment income of $2,563,207 and $2,753,097, respectively)	$70,288,127	$93,817,079

SHARE TRANSACTIONS
Beginning of year	93,120.31	56,665.80
Sale of shares	28,624.59	37,481.90
Reinvestment of distributions	210.48	1,512.92
Repurchase of shares	(46,321.75)	(2,540.31)
End of year	75,633.63	93,120.31

See Accompanying Notes to Financial Statements. 6

Pine Grove Alternative Institutional Fund
Statement of Cash Flows
Year Ended March 31, 2016

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(7,553,489)
Adjustments to reconcile net decrease in net assets from
operations to net cash provided by operating activities:
Purchase of investments	(105,658,794)
Proceeds from sale of investments	112,992,070
Net realized loss from sale of investments	847,857
Net change in unrealized depreciation on investments	5,231,957
Change in operating assets and liabilities:
Subscriptions in Private Investment Funds paid in advance	3,000,000
Receivable from investments sold	(8,160,948)
Interest and dividends receivable	12,921
Prepaid expenses	(10,593)
Management fees payable	15,296
Fund services fees payable	(809)
Trustees' fees and expenses payable	(29)
Interest expense (Note 7)	(6,993)
Other expenses payable	26,882
Net Cash Provided By Operating Activities	735,328

Cash Flows From Financing Activities
Sale of shares	28,895,645
Repurchase of shares	(29,121,977)
Payments for shareholder distributions	(82,079)
Outstanding line of credit (Note 7)	(850,000)
Net Cash Used In Financing Activities	(1,158,411)

Net Decrease in Cash	(423,083)

Cash - Beginning of Year	1,457,449

Cash - End of Year	$1,034,366

Supplemental Disclosure of Non-Cash Operating Activities
Reinvestment of shareholder distributions	200,582

See Accompanying Notes to Financial Statements. 7

Pine Grove Alternative Institutional Fund
Financial Highlights

These financial highlights reflect selected data for a share outstanding throughout each period.

	Year Ended March 31, 2016		Year Ended March 31, 2015		January 1, 2014(a) through March 31, 2014
NET ASSET VALUE, Beginning of Period	$ 1,007.48		$ 1,028.21		$ 1,000.00
INVESTMENT OPERATIONS
Net investment loss (b)	(14.88)		(15.34)		(3.82)
Net realized and unrealized gain (loss)	(60.54)		14.17		32.03
Total from investment operations	(75.42)		(1.17)		28.21

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2.74)		(19.20)		-
Realized gains	-		(0.36)		-
Total distributions to shareholders	(2.74)		(19.56)		-

NET ASSET VALUE, End of Period	$929.32		$ 1,007.48		$ 1,028.21

TOTAL RETURN	(7.49)%		(0.11)%		2.82	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$ 70,288		$ 93,817		$ 58,265
Ratios to Average Net Assets:
Net investment loss (e)	(1.53)%		(1.50)%		(1.50)	%(d)
Net expense (e)	1.53	%(f)(g)	1.50	%(f)	1.50	%(d)
Gross expense (e)	1.53	%(f)	1.78	%(f)(h)	2.36	%(d)(h)
PORTFOLIO TURNOVER RATE	50%		39%		3	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Not annualized.
(d)	Annualized.
(e)	Does not include the expenses of other Private Investment Funds in which the Master Fund invests.
(f)	Includes interest expense of 0.03% and 0.00%, respectively (Note 7).
(g)	Includes expense reimbursements recouped by Investment Adviser of 0.04% (Note 4).
(h)	Reflects the expense ratio excluding any expense reimbursements by Investment Adviser.
See Accompanying Notes to Financial Statements. 8

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

Note 1. Organization
Pine Grove Alternative Institutional Fund (the "Master Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed end management investment company (the "Trust"), formed on June 21, 2013.  The Master Fund is offering on a continuous basis up to 200,000 shares of beneficial interest at net asset value per share.  Pine Grove Alternative Fund (the "Feeder Fund") invests substantially all of its assets in the Master Fund.  As of March 31, 2016, the Feeder Fund represented 9.9% of the Master Fund's net assets. The Master Fund's investment objective is to seek long-term capital appreciation. The Master Fund commenced operations on January 1, 2014, after it acquired the net assets of Pine Grove Institutional Partners II Ltd. (the "Partnership").
The investment adviser of the Master Fund and the Feeder Fund is FRM Investment Management (USA) LLC (the "Investment Adviser"), a registered investment adviser with the U.S. Securities Exchange Commission ("SEC") and a registered commodity pool operator with the Commodity Futures Trading Commission ("CFTC").  The Board of Trustees (the "Board" and each member a "Trustee") of the Master Fund and the Feeder Fund supervises the conduct of the Master Fund's and Feeder Fund's affairs and pursuant to an investment advisory agreement, has engaged the Investment Adviser to manage the Master Fund's and Feeder Fund's day-to-day investment activities.
Note 2. Summary of Significant Accounting Policies
These financial statements are prepared in accordance with generally accepted accounting principles in the United States of America ("GAAP") and follow the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Master Fund:
Security Valuation – The valuation of the Master Fund's investments is reviewed monthly by the valuation committee ("Valuation Committee").  The value of the Master Fund's net assets is determined as of the close of the Master Fund's business at the end of each month. The Board has approved procedures pursuant to which the Master Fund values its investments in private investment funds (commonly referred to as hedge funds) ("Private Investment Funds") at fair value, which ordinarily will be the value provided to the Master Fund by the Private Investment Funds'

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

administrators or investment managers from time to time, usually monthly. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Investment Fund in accordance with the Private Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. Because most Private Investment Funds' administrators or investment managers will provide the Master Fund with their determinations of the month-end net asset value of their Private Investment Funds after the relevant month-end, the Master Fund expects to calculate its month-end net asset value and net asset value per share within 30 calendar days following the relevant month-end. In the event that a Private Investment Fund does not report a month-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Private Investment Fund based on the most recent final or estimated value reported by the Private Investment Fund, as well as any other relevant information available at the time the Master Fund values its portfolio.
The Master Fund accounts for its investments in Private Investment Funds in accordance with relevant authoritative guidance, which defines fair value, establishes a framework for measuring fair value, and requires disclosures about fair value measurements.  The Master Fund's investments in Private Investment Funds are reflected in the Statement of Assets and Liabilities at fair value, with changes in unrealized gains (losses) resulting from changes in fair value reflected on the Statement of Operations as "Net change in unrealized depreciation of investments."  Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants (i.e., the exit price).
Relevant authoritative guidance permits the Master Fund, as a practical expedient, to measure the fair value of its investments in Private Investment Funds on the basis of the net asset value per share of such investments (or the equivalent) if the net asset value per share of such investments (or the equivalent) is calculated in a manner consistent with the measurement principles of applicable authoritative guidance as of the Master Fund's reporting date.  The fair value of the Master Fund's investments in Private Investment Funds is based on the information provided by such Private Investment Funds' management, which reflects the Master Fund's share of the fair value of the net assets of such Private Investment Funds (i.e., the practical expedient is used).  If the Valuation Committee determines, based on its own due diligence and investment valuation procedures, that alternative valuation techniques are more appropriate for any of the Master Fund's investments in Private Investment Funds, such investments may be fair valued by the Valuation Committee using other suitable sources.  The Valuation Committee did not fair value any investments during the reporting period ending March 31, 2016.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

For investments other than Private Investment Funds for which the practical expedient is used for valuation, the Master Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The following table sets forth information about the level within the fair value hierarchy at which the Master Fund's investments, other than Private Investment Funds, are measured at March 31, 2016:
	Level 1	Level 2	Level 3	Total
Mutual Fund	$-	$4,999,327	$-	$4,999,327

There were no transfers between Level 1, Level 2 and Level 3 for the year ended March 31, 2016.
The following table outlines the redemption restriction period with regards to the Private Investment Funds' strategies.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

Strategy	Fair Value[1]	Liquidation and Underlying Fund Side Pocket Investment[2] (A)	Redemptions in Restriction Period[3] (B)	Maximum Redemption Restriction Period. (Months)	Total (A)+(B)
Credit (a)	$37,867,432	73,502	4,197,473	10	4,270,975
Equity Long/Short(b)	4,169,087	-	-	N/A	-
Relative Value (c)	25,115,160	-	2,541,410	5	2,541,410
Other (d)	34,219	34,219	-	N/A	34,219
Total	$67,185,898	$107,721	$6,738,883		$6,846,604

[1]	No unfunded commitments as of March 31, 2016.
[2]	Amounts represent Private Investment Funds which are in liquidation/harvest period and side pocket investments in certain underlying investment funds. For such investments, redemptions are permitted only upon liquidation or deemed realization of the underlying assets of the Private Investment Funds.
[3]	Investments in Private Investment Funds that cannot be redeemed and the range of remaining redemption restriction period as per the Private Investment Fund's governing legal documents is disclosed. The remaining restriction period for various investments may be less than as noted above depending on the investment timing.

(a)
Credit: Credit managers typically take long and short positions in fixed income instruments of companies across the credit spectrum. Some also buy structured products. These managers may also buy equities, usually in companies that have some issue (e.g., they just came out of bankruptcy) or are otherwise difficult to understand. These managers hedge by shorting stocks and bonds that they think have a lot more downside than upside, even if only during a crisis. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions due to incorrect analysis of idiosyncratic factors.

(b)
Equity Long/Short: Equity Long/Short managers attempt to buy undervalued equities and short overvalued equities. Managers selected for investment by the Investment Adviser typically attempt to be either market neutral or have low net exposure to the equity markets. In this way, the manager is not relying on the market going up or down to make money. One of the main risks in this strategy is the possibility of losses in the portfolio of long (or short) positions that are not offset by corresponding gains in the portfolio of short (or long) positions. Short selling creates additional risk of limited upside and unlimited downside.

(c)
Relative Value: This class includes Portfolio Funds that focus on spread relationships between pricing components of financial assets or commodities. They seek to avoid assuming any outright market risk, although spread risk and tail risk may be significant. Relative Value sub-strategies may include volatility arbitrage, statistical arbitrage, event arbitrage, fixed income arbitrage and credit arbitrage.

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

(d)
Other: Other represents investments in private investment funds for which the Master Fund expects to receive the redemption proceeds upon sale of the underlying investments. The Master Fund has redeemed from these private investment funds and has received a majority of the redemption proceeds. The current portfolio of underlying investments held by such private investment companies is illiquid in nature and is not necessarily indicative of the active investment strategies of such private investment funds.

Investment Transactions, Investment Income and Realized and Unrealized Gain and Loss – Investment transactions are accounted for on a trade date basis. Income and expenses, including interest, are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date.
The net realized gain or losses from investments in Private Investment Funds are recorded when the Master Fund redeems or partially redeems its interest in the Private Investment Funds or receives distributions in excess of return of capital.  Realized gains and losses from redemptions of investments are calculated using the identified cost of investments sold.
Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions paid by the Master Fund will be reinvested in additional shares of the Master Fund unless a shareholder elects not to reinvest its shares.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Master Fund, timing differences and differing characterizations of distributions made by the Master Fund.
Federal Taxes – The Master Fund's tax year is October 31, 2015. The Master Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Master Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the statement of operations. During the year, the Master Fund did not incur any interest or penalties.
The Master Fund is required to determine whether its tax positions are more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position.  The tax benefit recognized is measured as the largest amount of benefit that has a greater

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authorities.  Based on its analysis, the Master Fund has determined that it has not incurred any liability for unrecognized tax benefits as of March 31, 2016 that would require recognition, de-recognition or disclosure.  The Master Fund does not expect that its assessment regarding unrecognized tax benefits will materially change over the next twelve months.  However, the Master Fund's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions, compliance with U.S. federal, U.S. state and foreign tax laws, and changes in the administrative practices and precedents of the relevant taxing authorities. Generally, the Master Fund is subject to income tax examinations by taxing authorities for the period since its inception.
Commitments and Contingencies – In the normal course of business, the Master Fund enters into contracts that provide general indemnifications by the Master Fund to the counterparty to the contract. The Master Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Master Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Risks
An investment in the Master Fund should be considered a speculative investment that entails a high degree of risk.  It is possible that an investor may lose some or all of its investment and that the Master Fund may not achieve its investment objective. The Master Fund is classified as non-diversified and may invest a significant portion of its assets in Private Investment Funds and the Master Fund may be susceptible to the economic and regulatory factors affecting these Private Investment Funds and/or the fund industry.
The Private Investment Funds invest in a variety of different assets and employ a number of different strategies which in turn subject their investors, including the Master Fund, to certain risks including those associated with: (1) investing in equities, fixed income securities, convertible securities, derivatives, commodities, mortgage-backed securities, currencies and foreign securities; (2) participating in short sale transactions; and (3) employing arbitrage and leverage.  The Master Fund may also implement leverage and invest directly in derivatives which will directly expose the Master Fund to the risks associated with the employment of leverage and investments in derivatives.
The Master Fund may make additional investments and effect withdrawals from the Private Investment Funds only at certain specific times and may not be able to withdraw its investment in a Private Investment Fund promptly after it has made a decision to do so. This may result in a loss to

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

the Master Fund and adversely affect its investment return. The Master Fund's inability to withdraw an investment in a Private Investment Fund may also prevent the Master Fund from making an offer to repurchase shares. Master Fund shareholders do not have the right to require the Master Fund to redeem or repurchase its shares and may not have access to the money they invested for an indefinite period of time. Repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion.
The shares are not, and are not expected to be, listed for trading on any securities exchange and, to the Master Fund's knowledge, there is no, nor will there be, a secondary trading market for the shares. Shares are subject to substantial restrictions on transferability and resale, and may not be transferred or resold except as permitted under the Master Fund's Agreement and Declaration of Trust, as may be amended or amended and restated from time to time. A shareholder should not expect to be able to sell its shares regardless of how the Master Fund performs.  Because a shareholder may be unable to sell its shares, the shareholder will be unable to reduce its exposure on any market downturn.
Note 4. Management Fees and Other Expenses
Management fees – The Investment Adviser receives a fee, accrued monthly and paid quarterly in arrears, of 0.225% (0.90% on an annualized basis) of the Master Fund's month-end net asset value.
Expenses – The Investment Adviser has agreed to waive and/or reimburse the Master Fund's other expenses (excluding extraordinary expenses and the following investment related expenses: foreign country tax expense and interest expense on amounts borrowed by the Master Fund) to the extent necessary in order to cap the Master Fund's other expenses at 0.60%. For the year ended March 31, 2016, there were no expenses reimbursed.
For a period of five years subsequent to the Master Fund's commencement of operations, the Investment Adviser may recover from the Master Fund expenses reimbursed during the prior three years if the Master Fund's other expenses, including the recovered expenses, fall below the expense cap.
Period Ended	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
March 31, 2014	$117,099	March 31, 2017	$40,106
March 31, 2015	224,255	March 31, 2018	-
March 31, 2016	-	March 31, 2019	-

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

Distribution – Foreside Fund Services, LLC serves as the Master Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Investment Adviser or with Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Custodian – J.P. Morgan Chase Bank, N.A. (the "Custodian") serves as the Master Fund's independent custodian of its investments in underlying private investment companies. The Master Fund is subject to credit risk to the extent any custodian with which it conducts business is unable to fulfill contractual obligations on its behalf.  The Master Fund's management monitors the financial condition of such custodians and does not anticipate any losses from the Custodian.
Administrator – Atlantic provides fund accounting, fund administration, and transfer agency services to the Master Fund. The Master Fund pays Atlantic a fee for its services (collectively, "Fund Services Fees") as provided in the administrative agreement.
Trustees and Officers – The Master Fund pays the Trustees, who are not "interested persons" (as defined in the 1940 Act) of the Master Fund or Feeder Fund (the "Independent Trustees"), each an annual retainer fee of $18,000 for service to the Master Fund. Each Independent Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as an Independent Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Master Fund is compensated by the Master Fund.
Note 5.  Security Transactions
The cost of purchases and proceeds from sales of investments (including maturities), other than short-term investments during the year ended March 31, 2016, were $45,691,794 and $58,015,135 respectively.
Note 6.  Offering of Fund Shares; Repurchase Offers
Master Fund shares may be purchased by investors who meet certain eligibility requirements set forth in the Master Fund's current prospectus as of the first business day of each calendar month; however, Master Fund shares may be offered more or less frequently as determined by the Board in its sole discretion.  Master Fund shares are sold at the current net asset value per share.  Generally, the minimum initial investment in the Master Fund is $25,000 and the minimum additional investment is $10,000.  The Master Fund may accept investments for lesser amounts under certain circumstances, including where a shareholder has significant assets under the management of the Investment Adviser or an affiliate and other special circumstances that may arise. There are no initial or subsequent investment minimums for accounts maintained by financial institutions for the benefit of their clients

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

who purchase shares through investment programs such as employee benefit plans. Certain selling broker-dealers and financial advisers may impose higher minimums.
The Master Fund may repurchase Master Fund shares from shareholders from time to time as determined by the Board in its sole discretion.
Note 7. Line of Credit
The Master Fund has a committed $4 million secured line of credit agreement with J.P. Morgan Chase Bank, N.A. The Master Fund may temporarily borrow from the line of credit to address timing mismatches between the inflows of funds to and outflows of funds from the Master Fund in connection with (i) subscriptions and redemptions by investors of the Master Fund; (ii) subscriptions and redemptions by the Master Fund in Portfolio Funds; and (iii) payments in the ordinary course of business of fees, expenses and other obligations of the Master Fund. Interest is charged to the Master Fund based on its borrowings at an amount above the LIBOR rate. The line of credit is secured by the Master Fund's cash and investment securities. The Master Fund is required to pay a facility fee at a rate of 0.70% per annum on the unused portion of the line of credit. At March 31, 2016, the Master Fund did not have a balance outstanding pursuant to this line of credit. The average borrowings and average interest rate (based on days with outstanding balances) for the year ended March 31, 2016, were $120,760 and 2.11%, respectively. On March 24, 2016, the Board approved the termination of this agreement with J.P. Morgan Chase Bank, N.A on or around July 1, 2016.
Note 8. Related Party Transactions and Other
Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage or other business transactions with Private Investment Funds in which the Master Fund invests and with companies in which Private Investment Funds invest.
During the year ended March 31, 2016, the Master Fund purchased $700,000 of Tourbillon Global Equities Ltd, a Private Investment Fund that is related to an Independent Trustee of the Master Fund. The value of the Private Investment Fund as of March 31, 2016 is $587,564 with an unrealized loss of $(112,436).
Note 9. Federal Income Tax
Distributions during the tax year as noted were characterized for tax purposes as follows:
Ordinary Income
October 31, 2015	$1,649,994

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

As of October 31, 2015, the components of distributable earnings were as follows:
Undistributed ordinary income	$282,498
Capital and other losses	(999,728)
Unrealized appreciation	(3,949,523)
Total	$(4,666,753)
The components of distributable earnings on a tax basis may differ from those reported for financial statement purposes. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.
Accordingly the following permanent differences, primarily due to tax adjustments related to passive foreign investment companies and non-deductible start-up costs, have been reclassified with the capital accounts during the tax year ended October 31, 2015. These reclassifications have no effect on net assets.

Paid-in-Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$(32,046)	$1,946,226	$(1,914,180)
Qualified late year losses are deemed to arise on the first business day of the Master Fund's next taxable year.  For the taxable year ended October 31, 2015, the Master Fund incurred, and elected to defer late year ordinary losses of $660,438.
The Master Fund has $339,290 of available short-term capital loss carryforwards that have no expiration date.
As of March 31, 2016, the cost of investments for federal income tax purposes is $77,848,116. The related net unrealized appreciation consists of the following:
Gross Unrealized Appreciation	$228,432
Gross Unrealized Depreciation	(5,891,323)
Net Unrealized Depreciation	$(5,662,891)

Note 10. Recent Accounting Pronouncement
In August 2014, the FASB issued ASU 2014-15 – Presentation of Financial Statements – Going Concern (Subtopic 205-40). The pronouncement determines management's responsibility regarding assessment of the Master Fund's ability to continue as a going concern, even if the Master Fund's liquidation is not imminent. Currently, no similar guidelines exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Master Fund's ability to

Pine Grove Alternative Institutional Fund
Notes to Financial Statements
March 31, 2016

continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Master Fund will be unable to meet its obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management's plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however early adoption is permitted. The Investment Adviser is currently evaluating the impact the update will have on the Master Fund's financial statements.
Note 11. Subsequent Events
On May 11, 2016, the Board approved a Plan of Liquidation and Dissolution of the Feeder Fund (the "Plan"). In connection with the liquidation of the Feeder Fund, the Board has authorized a final tender wherein the Feeder Fund will offer to repurchase any outstanding shares in exchange for cash. The final tender offer commenced on May 23, 2016, with a valuation date of September 30, 2016. Shortly after September 30, 2016, the Feeder Fund intends to make an in-kind distribution to any remaining shareholders of the Feeder Fund's assets, which are expected to consist entirely of a new class of shares of beneficial interest of the Master Fund with the same fee structure as the Feeder Fund. Thereafter, the Feeder Fund will be terminated and dissolved.
On February 19, 2016, the Master Fund announced a tender offer (the "Offer") to purchase up to 20% of the net assets of the Master Fund from shareholders. The net asset value ("NAV") of the units will be calculated for this purpose as of June 30, 2016. The Offer expired on May 31, 2016. Approximately $5,896,711 (based on the April 30, 2016 NAV) was validly tendered and not withdrawn prior to the expiration of the Offer, and was accepted for purchase in accordance with the terms of the Offer by the Master Fund.

The Master Fund has evaluated all subsequent events through May 31, 2016, the date that these financial statements were issued. The Master Fund recorded $725,000 in subscriptions, which is reflected on the Statement of Assets and Liabilities as subscriptions received in advance, as of March 31, 2016 for a subscription date of April 1, 2016. In addition, the Master Fund received $175,000 in subscriptions related to a June 1, 2016 subscription date.

Report of Independent Public Accounting Firm

The Board of Trustees and Shareholders of Pine Grove Alternative Institutional Fund

We have audited the accompanying statement of assets and liabilities of Pine Grove Alternative Institutional Fund (the Master Fund), including the schedule of investments, as of March 31, 2016, and the related statements of operations and cash flows for the year then ended, and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period from January 1, 2014 (commencement of operations) through March 31, 2014, were audited by other auditors whose report dated May 28, 2014, expressed an unqualified opinion on such financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of March 31, 2016, by correspondence with management of the underlying investment funds or by other appropriate auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pine Grove Alternative Institutional Fund at March 31, 2016, the results of its operations and its cash flows for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

Grand Cayman, Cayman Islands
May 31, 2016

Pine Grove Alternative Institutional Fund
Additional Information (Unaudited)
March 31, 2016

Proxy Voting Information

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to securities held in the Master Fund's portfolio is available, without charge and upon request, by calling (855) 699-3103 and on the U.S. Securities and Exchange Commission's (the "SEC") website at www.sec.gov. The Master Fund's proxy voting record for the most recent year ended June 30, 2015 is available, without charge and upon request by calling (855) 699-3103 and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Stadtmauer is considered an Interested Trustee due to his affiliation with the Investment Adviser. The Fund Complex includes closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser.  The Master Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 699-3103.

Pine Grove Alternative Institutional Fund
Additional Information (Unaudited)
March 31, 2016

Name and Year of Birth	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees:
Jonathan Morgan Born: 1963	Trustee	Since 2013	Principal, Sound Fund Advisors LLC, since 2011; Global Head of Research, Alternative Investments, UBP Asset Management, LLC ("UBP"), 2009 – 2011; Managing Director, Barclays Global Investors, 2005 – 2009.	2	None.
Boris Onefater Born: 1967	Trustee	Since 2013	Managing Partner and CEO, Constellation Advisers LLC, since 2008.	2	None. Formerly, served as Director to funds advised by Dreman Value Management, LLC.
Mattia Auriemma Born: 1973	Trustee	Since 2014	Fund Director/Principal, HighWater Limited, since 2012; Head of Operational Due Diligence/Senior Managing Director, UBP Asset Management, LLC, 2009 – 2012.	2	None.
Interested Trustee:
Matthew Stadtmauer Born: 1973	President, Chief Executive Officer and Trustee	Since 2013	Head of US Wealth Sales, of FRM Investment Management (USA) LLC, since October 2015; President of FRM Investment Management (USA) LLC, February 2015 – October 2015; Managing Member and President of Pine Gove Asset Management, LLC, 2010 – 2015; formerly, Chief Marketing Officer, 2002 – 2008 and Chief Executive Officer, 2008 – 2010 of UBP Asset Management LLC.	2	None.
(1)	This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Pine Grove Alternative Institutional Fund
Additional Information (Unaudited)
March 31, 2016

Name and Year of Birth	Position(s) Held with Master Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Principal Officers who are Not Trustees:
Linzie Steinbach Born: 1980	Treasurer and Chief Financial Officer	Since 2015	Fund Controller at FRM USA since April 2015; Senior Vice President and Controller, Bank of America, 2007 – March 2015.
Adam R. Waldstein Born: 1981	Vice President and Secretary	Since 2015	Associate Counsel, Atlantic since 2015; Contract Attorney, 2010 – 2015.
Nadine Le Gall Born: 1970	Chief Compliance Officer	Since 2014	Head of Compliance Americas of Man, 2010 – present; Chief Compliance Officer of GLG U.S., 2008 – present.

Pine Grove Alternative Institutional Fund

INVESTMENT ADVISER

FRM Investment Management (USA) LLC
452 Fifth Avenue, 26th Floor
New York, New York 10018

TRANSFER AGENT

Atlantic Fund Services
P.O. Box 588
Portland, Maine 04112
www.atlanticfundservices.com

DISTRIBUTOR

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Master and Feeder Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Master and Feeder Funds' risks, objectives, fees and expenses experience of its management, and other information.

218-ANR1-0316

ITEM 2. CODE OF ETHICS.

(a)
As of the end of the period covered by the report to shareholders included in Item 1 of this Form N-CSR, Pine Grove Alternative Fund (the "Registrant") has adopted a code of ethics, as defined in item 2(b) of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer, or persons performing similar functions (the "Code of Ethics").

(c)
On May 26, 2015 the Board of Trustees approved changes to the Registrant's Code of Ethics in connection with an effort to standardize the polices and procedures of all registered funds managed by the investment adviser.

(d)	There were no waivers to the Registrant's Code of Ethics during the period covered by the report to shareholders included in Item 1 of this Form N-CSR.

(e)	Not applicable.

(f) (1)  A copy of the amended Code of Ethics is filed under Item 12(a)(1) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees (the "Board") has determined that Boris Onefater, who meets the definition of an independent director as specified in Item 3(a)(2) of Form N-CSR, is an audit committee financial expert as that term is defined under Items 3(b) and 3(c) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - The aggregate fees billed for the fiscal years ended March 31, 2016 and March 31, 2015 (the "Reporting Periods") to the Registrant for the Reporting Period for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Period were $10,000 in 2015 and $13,500 in 2016.

(b) Audit-Related Fees - There were no fees billed to the Registrant in the Reporting Period for assurance and related services rendered by the Registrant's principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and were not reported under paragraph (a) of this Item 4.

(c) Tax Fees - The aggregate fees billed to the Registrant in the Reporting Period for professional services rendered by the Registrant's principal accountant for tax compliance, tax advice and tax planning were $2,500 in 2015 and $2,500 in 2016.

(d) All Other Fees - There were no other fees billed in the Reporting Period for products and services provided to the Registrant by the principal accountant, or services provided to the Registrant's  investment adviser, other than the services reported above.

(e) (1) The audit committee of the Board (the "Audit Committee") reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to the Registrant.  Pre-approval of "permissible non-audit services" to the Registrant is not required if: (i) the aggregate amount of all such permissible non-audit services provided to the Registrant constitutes not more than 5% of the total amount of revenues paid by the Registrant to the Registrant's principal accountant during the fiscal year in which such services are provided; (ii) the permissible non-audit services were not recognized by the Registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee, or its authorized delegates, prior to the completion of the audit.

In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to the Registrant's investment adviser (other than a sub-adviser), or any entity controlling, controlled by or under common control with the Registrant's investment adviser that provides on-going services to the Registrant ("Affiliate"), by the Registrant's principal accountant if the engagement relates directly to the operations and financial reporting of the Registrant.  Pre-approval by the Audit Committee of permissible non-audit services rendered to the Registrant's investment adviser or an Affiliate is not required if the aggregate amount of all such services constitutes no more than 5% of the total amount of expenses paid by the Registrant, the Registrant's investment adviser and its Affiliates to the Registrant's principal accountant during the fiscal year in which the permissible non-audit services are provided.  The Audit Committee considers whether fees paid by the Registrant's investment adviser or an Affiliate to the Registrant's principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) During the fiscal years ending March 31, 2016 and March 31, 2015, non-audit fees (inclusive of tax fees) billed by the Registrant's principal accountant for non-audit services rendered to the Registrant for the Reporting period were $2,500 and $2,500, respectively.  During the fiscal years ending March 31, 2016 and March 31, 2015, non-audit fees billed by the Registrant's principal accountant for non-audit services provided to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant  affiliated entities of the Registrant (including the Adviser) were $3,225,883 and $0, respectively.

(h) The Registrant's Audit Committee considers has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

The Registrant's proxy voting procedures are filed under Item 12(a)(4) hereto.  The Registrant delegates proxy voting decisions to its investment adviser .

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1)  Portfolio Manager and Business Experience.  As of the date of the filing of this report on Form N-CSR, the day-to-day management of the Registrant's portfolios is the responsibility of the Portfolio Manager of the Adviser, Thomas N. Williams (the "Portfolio Manager").  Mr. Williams is the Chief Investment Officer of Pine Grove Funds at FRM Investment Management (USA) LLC ("FRM"), based in New York, and a member of FRM's Investment Executive.  Prior to assuming his current role, Mr. Williams was a Managing Member, the Chief Investment Officer and the Head of Investments at Pine Grove Asset Management (now operating as Pine Grove Funds under the FRM business). Prior to this, Mr. Williams practiced law in California for three years, specializing in intellectual property and venture capital transaction. Mr. Williams holds a Bachelor of Arts in Economics from Trinity College and a JD fro the University of Southern California School of Law. Mr. Williams is also a member of the CFA Institute and the New York Society of Security Analysts..

(a)(2)  Other Accounts Managed by the Portfolio Manager. The chart below shows the number of other accounts managed by the Portfolio Manager as of March 31, 2016.

PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES ($)	OTHER POOLED INVESTMENT VEHICLES ($)	OTHER ACCOUNTS ($)
Thomas N. Williams	None	$766,664,790	None

(a)(3)  Compensation of the Portfolio Manager.  During the Reporting Period, the Portfolio Manager received a salary from the Registrant's investment adviser and participated in the profitability of the investment adviser based on his ownership of the investment adviser.

(a)(4)  Beneficial Ownership by Portfolio Manager.  As of March 31, 2016 the dollar range of equity securities in the Registrant beneficially owned by the Portfolio Manager had a value in the range of $0 – $50,000.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period	Date Each Plan or Program Was Announced	Total Number of Shares (or Units) Purchased	Dollar Amount (or Share or Unit Amount) Approved	Average Price Paid per Share (or Unit)	Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	Expiration Date (if any) of Each Plan or Program	(a)(b) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
April 1, 2015 to April 30, 2015		-		N/A	-		-
May 1, 2015 to May 31, 2015		-		N/A	-		-
June 1, 2015 to June 30, 2015	February 20, 2015	299.904	$887,172	$995.43	299.902	May 31, 2015	-
July 1, 2015 to July 31, 2015		-		N/A	-		-
August 1, 2015 to August 31, 2015		-		N/A	-		-
September 1, 2015 to September 30, 2015	May 22, 2015	395.141	$845,383	$962.15	395.141	August 31, 2015	-
October 1, 2015 to October 31, 2015		-		N/A	-		-
November 1, 2015 to November 30, 2015		-		N/A	-		-
December 1, 2015 to December 31, 2015	August 21, 2015	606.729	$1,599,876	$941.57	606.729	December 1, 2015	-
January 1, 2016 to January 31, 2016		-		N/A	-		-
February 1, 2016 to February 29, 2016		-		N/A	-		-
March 1, 2016 to March 31, 2016	November 20, 2015	734.720	$1,450,320	$919.20	734.720	March 1, 2016	-
Total		2,036.494		N/A	2,036.494		-

a. b.
Each plan or program expired during the period covered by the table.
Each plan or program the Registrant has determined to terminate prior to expiration, or under which the Registrant does not intend to make further purchases – None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Registrant does not accept nominees to the Board of Trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2)  Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(a)(4)  Proxy Voting Procedures of Registrant (Exhibit filed herewith).

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Pine Grove Alternative Fund

By  /s/ Matthew Stadtmauer
   Matthew Stadtmauer, Chief Executive Officer

Date 6/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Matthew Stadtmauer
   Matthew Stadtmauer, Chief Executive Officer

Date 6/7/16

By  /s/ Linzie Steinbach
   Linzie Steinbach, Chief Financial Officer

Date 6/7/16